Note 4 - Merger (Details Textual) - shares	Mar. 31, 2024	Dec. 31, 2023	Aug. 16, 2023	Dec. 31, 2022
Common Stock, Shares, Outstanding	6,170,479	5,674,520	5,674,277	518,140
Merger Agreement [Member]
Business Acquisition, Percentage Stock Owned by Legacy Holders			76.00%